Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Feb. 28, 2017	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Operating Leased Assets [Line Items]
Letters of credit			$ 19,900		$ 16,800	$ 2,500
Sublease Rental Proceeds, Remaining in fiscal 2018			5,361		5,321
Sublease Rental Proceeds, 2019			13,295		9,284
Sublease Rental Proceeds, 2020			13,693		9,560
Sublease Rental Proceeds, 2021			14,101		9,845
Sublease Rental Proceeds, 2022			10,861		10,141
Operating Leases, Future Minimum Payments Due			296,705		266,020
Rent expense			$ 5,700	$ 4,100	$ 8,400	$ 7,200
Palo Alto, California
Operating Leased Assets [Line Items]
Sublease term		45 months
Sublease Rental Proceeds, Remaining in fiscal 2018		$ 1,600
Sublease Rental Proceeds, 2019		4,000
Sublease Rental Proceeds, 2020		4,100
Sublease Rental Proceeds, 2021		4,300
Sublease Rental Proceeds, 2022		$ 700
San Francisco, California
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	87 months
Lessee, Operating Lease, Renewal Term	60 months
Operating Leases, Future Minimum Payments Due	$ 34,500
Prepaid Rent	$ 400